13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION: Schedule of amounts due to related parties in accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of amounts due to related parties in accounts payable and accrued liabilities

A summary of the amounts due to related parties in accounts payable and accrued liabilities as at December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
	$	$
Payable to a company partially owned by a director	-	130,000
Payable to a company partially owned by the CFO	50,291	17,778
Payable to key management personnel	61,229	246
Payable to other related party	5,040	5,000
	116,560	153,024